Taxes On Income (Schedule Of Deferred Taxes As Reflected In The Balance Sheet) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Income Tax Expense (Benefit), Continuing Operations [Abstract]
Current deferred income tax assets	$ 32,336	$ 36,561
Current deferred income tax liabilities	1,800	545
Non-current deferred income tax assets	47,303	52,619
Non-current deferred income tax liabilities	$ 21,214	$ 26,360